Other Borrowings - Additional Information (Detail) (USD $)	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument maximum borrowing capacity amount	$ 17,750,000
Line of credit with a commercial bank	1,000,000
Outstanding balance on Line of credit	$ 0